Segmented information (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of segmented information

Segmented information for the nine months ended September 30, 2026 is as follows:

	Los Santos Mine	Valtreixal Mine	Sangdong Mine	Panasqueira Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	242	110,036	-	-	110,278
Production costs	-	-	(201)	(43,270)	-	-	(43,471)
Care and maintenance costs	(902)	-	-	-	-	-	(902)
Depreciation and amortization	(1)	-	-	(704)	(18)	(85)	(808)
(Loss) income from mining operations	(903)	-	41	66,062	(18)	(85)	65,097

Expenses
General and administrative	(496)	(25)	(222)	(1,455)	(7)	(25,421)	(27,626)
Interest expense	(40)	-	-	-	-	(29,593)	(29,633)
Share-based compensation	-	-	-	-	-	(4,979)	(4,979)
Foreign exchange gain (loss)	(6)	-	6,975	584	-	2,512	10,065
Interest income	-	-	1	-	-	16,783	16,784
Loss on valuation of warrant liabilities	-	-	-	-	-	(2,253)	(2,253)
Gain on valuation of embedded derivative liabilities	-	-	-	-	-	302,683	302,683
Loss on valuation of embedded derivative asset	-	-	-	-	-	(87,758)	(87,758)
Net (loss) income before tax	(1,445)	(25)	6,795	65,191	(25)	171,889	242,380

Capital expenditures	38	58	65,101	4,171	4,124	63	73,555

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

As at September 30, 2026
Assets
Current	1,312	9	10,663	96,834	546	1,069,955	1,179,319
Non-current	33,846	9,313	274,918	27,257	19,009	82,823	447,166
Total Assets	35,158	9,322	285,581	124,091	19,555	1,152,778	1,626,485

Total Liabilities	2,306	1,433	99,916	67,579	250	894,950	1,066,434

As at December 31, 2025
Assets
Current	1,322	14	7,473	12,478	-	265,633	286,920
Non-current	33,820	9,280	220,352	24,810	14,428	122	302,812
Total Assets	35,142	9,294	227,825	37,288	14,428	265,755	589,732

Total Liabilities	2,683	1,592	131,621	28,859	250	66,916	231,921

Segmented information for the nine months ended September 30, 2025 is as follows:

	Los Santos Mine	Valtreixal Mine	Sangdong Mine	Panasqueira Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	36	23,759	-	-	23,795
Production costs	-	-	-	(21,085)	-	-	(21,085)
Care and maintenance costs	(856)	-	-	-	-	-	(856)
Depreciation and amortization	(15)	-	-	(777)	-	-	(792)
(Loss) income from mining operations	(871)	-	36	1,897	-	-	1,062

Expenses
General and administrative	(442)	(4)	105	(1,185)	-	(9,643)	(11,169)
Interest expense	(65)	-	-	-	-	(3,324)	(3,389)
Share-based compensation	-	-	-	-	-	(8,351)	(8,351)
Foreign exchange gain (loss)	-	(2)	2,523	(421)	-	(176)	1,924
Loss on valuation of warrant liabilities	-	-	-	-	-	(29,381)	(29,381)
Loss on valuation of embedded derivative liabilities	-	-	-	-	-	(10,139)	(10,139)
Loss before tax	(1,378)	(6)	2,664	291	-	(61,011)	(59,443)

Capital expenditures	-	35	59,557	1,658	-	10	61,260

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

Segmented information for the three months ended September 30, 2026 is as follows:

	Los Santos Mine	Valtreixal Mine	Sangdong Mine	Panasqueira Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	122	41,767	-	-	41,889
Production costs	-	-	(105)	(15,269)	-	-	(15,374)
Care and maintenance costs	(295)	-	-	-	-	-	(295)
Depreciation and amortization	(1)	-	-	(228)	(5)	(2)	(236)
(Loss) income from mining operations	(296)	-	17	26,270	(5)	(2)	25,984

Expenses
General and administrative	(132)	(10)	(11)	(435)	-	(11,046)	(11,634)
Interest expense	(16)	-	-	-	-	(23,381)	(23,397)
Share-based compensation	-	-	-	-	-	(227)	(227)
Foreign exchange gain (loss)	-	2	11,716	261	-	(4,412)	7,567
Interest income	-	-	1	-	-	10,614	10,615
Loss on valuation of warrant liabilities	-	-	-	-	-	355	355
Gain on valuation of embedded derivative liabilities	-	-	-	-	-	104,668	104,668
Loss on valuation of embedded derivative asset	-	-	-	-	-	(57,075)	(57,075)
(Loss) income before tax	(444)	(8)	11,723	26,096	(5)	19,494	56,856

Capital expenditures	38	-	20,307	2,552	3,057	-	25,954

Segmented information for the three months ended September 30, 2025 is as follows:

	Los Santos Mine	Valtreixal Mine	Sangdong Mine	Panasqueira Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	10	8,685	-	-	8,695
Production costs	-	-	-	(6,916)	-	-	(6,916)
Care and maintenance costs	(292)	-	-	-	-	-	(292)
Depreciation and amortization	(5)	-	-	(228)	-	-	(233)
(Loss) income from mining operations	(297)	-	10	1,541	-	-	1,254

Expenses
General and administrative	(143)	(2)	(4)	(325)	-	(3,201)	(3,675)
Interest expense	(18)	-	-	-	-	(1,043)	(1,061)
Share-based compensation	-	-	-	-	-	(727)	(727)
Foreign exchange gain (loss)	-	-	2,523	(105)	-	920	3,338
Gain on valuation of warrant liabilities	-	-	-	-	-	34,513	34,513
Loss on valuation of embedded derivative liabilities	-	-	-	-	-	(288)	(288)
(Loss) income before tax	(458)	(2)	2,529	1,111	-	30,174	33,354

Capital expenditures	-	28	49,218	1,148	-	10	50,404

Schedule of information by geographical region

Information by geographical region is as follows:

	Revenue		Non-current Assets
Country	Nine months ended September 30, 2026	Nine months ended September 30, 2025	September 30, 2026	December 31, 2025
Portugal	$110,036	$23,759	$27,256	$24,810
Spain	-	-	43,159	43,100
South Korea	242	36	274,918	220,352
United States	-	-	101,833	14,550
Total	$110,278	$23,795	$447,166	$302,812